NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Subsidiary and Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class 1 (OGGO)
1,209,856 shares (cost $18,346,612)	$29,617,276
Mid Cap Value Portfolio: Class 1 (JPMMV1)
203,263 shares (cost $1,143,935)	2,148,485
JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)
3,866,587 shares (cost $41,182,362)	42,880,450
JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)
1,441,589 shares (cost $15,210,095)	22,214,890
Intrepid Growth Portfolio- Class 1 (OGLG)
941,622 shares (cost $11,927,760)	22,043,380
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)
545,269 shares (cost $8,187,665)	13,326,383
JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)
859,382 shares (cost $12,930,418)	20,375,951
NVIT Nationwide Fund - Class I (TRF)
421,042 shares (cost $3,987,383)	5,553,545
NVIT Money Market Fund - Class I (SAM)
7,099,926 shares (cost $7,099,926)	7,099,926
Equity-Income Portfolio - Initial Class (FEIP)
513,403 shares (cost $11,300,055)	11,957,157
VIP Overseas Portfolio - Initial Class (FOP)
144,643 shares (cost $2,688,815)	2,985,431

Total Investments	$180,202,874

Accounts Receivable	4,849
Accounts Receivable-VIP Overseas Portfolio - Initial Class (FOP)	1,221

$180,208,944

Contract Owners’ Equity:
Accumulation units	179,424,068
Contracts in payout (annuitization) period (note 1f)	784,876

Total Contract Owners’ Equity (note 5)	$180,208,944

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	OGGO	JPMMV1	OGBDP	OGEI	OGLG	OGDMP	OGDEP
Reinvested dividends	$3,553,632	17,362	22,319	2,105,395	410,696	221,797	139,256	249,977
Mortality and expense risk charges (note 2)	(2,317,977)	(365,175)	(27,270)	(593,491)	(275,854)	(270,506)	(166,886)	(251,938)

Net investment income (loss)	1,235,655	(347,813)	(4,951)	1,511,904	134,842	(48,709)	(27,630)	(1,961)

Realized gain (loss) on investments	4,636,755	833,436	257,748	582,404	1,028,956	1,024,488	375,038	917,124
Change in unrealized gain (loss) on investments	25,897,669	7,521,173	276,034	(3,354,362)	3,593,500	4,892,773	3,805,174	4,785,253

Net gain (loss) on investments	30,534,424	8,354,609	533,782	(2,771,958)	4,622,456	5,917,261	4,180,212	5,702,377

Reinvested capital gains	3,201,172	1,636,176	23,984	-	784,800	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,971,251	9,642,972	552,815	(1,260,054)	5,542,098	5,868,552	4,152,582	5,700,416

Investment Activity:	TRF	SAM	FEIP	FOP
Reinvested dividends	$68,581	-	281,035	37,214
Mortality and expense risk charges (note 2)	(71,820)	(103,565)	(151,260)	(40,212)

Net investment income (loss)	(3,239)	(103,565)	129,775	(2,998)

Realized gain (loss) on investments	(120,301)	-	(121,939)	(140,199)
Change in unrealized gain (loss) on investments	1,527,677	-	1,943,955	906,492

Net gain (loss) on investments	1,407,376	-	18,22,016	766,293

Reinvested capital gains	-	-	7,46,010	10,202

Net increase (decrease) in contract owners’ equity resulting from operations	$1,404,137	(103,565)	2,697,801	773,497

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		OGGO		JPMMV1		OGBDP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,235,655	1,409,985	(347,813)	(351,296)	(4,951)	(4,761)	1,511,904	1,704,789
Realized gain (loss) on investments	4,636,755	2,265,824	833,436	(140,280)	257,748	168,224	582,404	1,111,346
Change in unrealized gain (loss) on investments	25,897,669	14,336,715	7,521,173	3,880,447	276,034	165,796	(3,354,362)	(771,766)
Reinvested capital gains	3,201,172	1,032,722	1,636,176	331,973	23,984	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,971,251	19,045,246	9,642,972	3,720,844	552,815	329,259	(1,260,054)	2,044,369

Equity transactions:
Purchase payments received from contract owners (note 3)	2,089,366	1,055,776	164,976	81,019	80,055	17,124	283,869	126,864
Transfers between funds	-	-	(880,303)	(75,048)	25,386	(24,134)	2,353,000	47,774
Redemptions (note 3)	(30,102,345)	(32,367,648)	(4,968,568)	(4,264,578)	(390,381)	(304,272)	(7,443,548)	(8,614,746)
Annuity benefits	(87,308)	(49,046)	(916)	(540)	-	-	(9,829)	(1,563)
Contingent deferred sales charges (note 2)	(2,873)	(10,371)	(244)	(1,542)	(9)	(120)	(932)	(2,178)
Adjustments to maintain reserves	27,913	8,507	682	(34)	3	(14)	4,019	182

Net equity transactions	(28,075,247)	(31,362,782)	(5,684,373)	(4,260,723)	(2,84,946)	(311,416)	(4,813,421)	(8,443,667)

Net change in contract owners’ equity	6,896,004	(12,317,536)	3,958,599	(539,879)	2,67,869	17,843	(6,073,475)	(6,399,298)
Contract owners’ equity beginning of period	173,312,940	185,630,476	25,658,666	26,198,545	1,880,615	1,862,772	48,954,105	55,353,403

Contract owners’ equity end of period	$180,208,944	173,312,940	29,617,265	25,658,666	2,148,484	1,880,615	42,880,630	48,954,105

CHANGES IN UNITS:
Beginning units	9,094,461	10,855,000	600,805	702,991	98,410	115,810	2,552,705	3,003,757
Units purchased	463,550	333,544	7,303	15,057	6,875	2,780	187,408	84,477
Units redeemed	(1,761,800)	(2,094,083)	(117,930)	(117,243)	(19,188)	(20,180)	(442,617)	(535,529)

Ending units	7,796,211	9,094,461	490,178	600,805	86,097	98,410	2,297,496	2,552,705

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OGEI		OGLG		OGDMP		OGDEP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$134,842	122,647	(48,709)	(123,652)	(27,630)	(59,747)	(1,961)	39,891
Realized gain (loss) on investments	1,028,956	791,591	1,024,488	748,142	375,038	(371,098)	917,124	632,852
Change in unrealized gain (loss) on investments	3,593,500	1,901,571	4,892,773	2,315,674	3,805,174	2,099,210	4,785,253	2,205,226
Reinvested capital gains	784,800	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,542,098	2,815,809	5,868,552	2,940,164	4,152,582	1,668,365	5,700,416	2,877,969

Equity transactions:
Purchase payments received from contract owners (note 3)	134,705	49,925	89,840	65,096	157,850	50,209	111,834	46,093
Transfers between funds	(545,957)	(323,201)	(361,580)	(339,137)	(891,878)	53,592	(1,045,855)	(389,806)
Redemptions (note 3)	(2,863,376)	(3,661,759)	(3,175,957)	(3,507,756)	(1,819,912)	(2,090,765)	(2,571,810)	(3,285,135)
Annuity benefits	(11,718)	(9,688)	(529)	(280)	(1,167)	(336)	(2,052)	(394)
Contingent deferred sales charges (note 2)	(400)	(1,691)	(571)	(1,065)	(201)	(1,524)	(324)	(1,858)
Adjustments to maintain reserves	5,711	3,426	350	(16)	945	14	1,847	21

Net equity transactions	(3,281,035)	(3,942,988)	(3,448,447)	(3,783,158)	(2,554,363)	(1,988,810)	(3,506,360)	(3,631,079)

Net change in contract owners’ equity	2,261,063	(1,127,179)	2,420,105	(842,994)	1,598,219	(320,445)	2,194,056	(753,110)
Contract owners’ equity beginning of period	19,955,229	21,082,408	19,623,276	20,466,270	11,728,232	12,048,677	18,182,014	18,935,124

Contract owners’ equity end of period	$22,216,292	19,955,229	22,043,381	19,623,276	13,326,451	11,728,232	20,376,070	18,182,014

CHANGES IN UNITS:
Beginning units	1,530,597	1,845,369	855,586	1,024,318	581,826	685,122	1,546,389	1,870,026
Units purchased	21,660	25,213	7,590	8,722	8,135	17,964	13,991	19,955
Units redeemed	(243,525)	(339,985)	(139,172)	(177,454)	(113,846)	(121,260)	(272,534)	(343,592)

Ending units	1,308,732	1,530,597	724,004	855,586	476,115	581,826	1,287,846	1,546,389

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF		SAM		FEIP		FOP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,239)	3,773	(103,565)	(126,225)	129,775	186,631	(2,998)	17,935
Realized gain (loss) on investments	(120,301)	(83,370)	-	-	(121,939)	(398,985)	(140,199)	(192,598)
Change in unrealized gain (loss) on investments	1,527,677	726,042	-	-	1,943,955	1,137,347	906,492	677,168
Reinvested capital gains	-	-	-	-	746,010	691,163	10,202	9,586

Net increase (decrease) in contract owners’ equity resulting from operations	1,404,137	646,445	(103,565)	(126,225)	2,697,801	1,616,156	773,497	512,091

Equity transactions:
Purchase payments received from contract owners (note 3)	87,386	70,656	930,977	332,750	37,989	195,550	9,885	20,490
Transfers between funds	(133,458)	(138,854)	1,589,418	1,364,462	(96,307)	(99,744)	(12,466)	(75,904)
Redemptions (note 3)	(953,356)	(780,918)	(3,730,035)	(3,870,934)	(1,446,239)	(1,658,342)	(739,163)	(328,443)
Annuity benefits	(14,840)	(10,757)	(89)	(453)	(35,426)	(15,982)	(10,742)	(9,053)
Contingent deferred sales charges (note 2)	-	(102)	(64)	(124)	(74)	(119)	(54)	(48)
Adjustments to maintain reserves	4,758	2,763	14	3	5,158	(796)	4,426	2,958

Net equity transactions	(1,009,510)	(857,212)	(1,209,779)	(2,174,296)	(1,534,899)	(1,579,433)	(748,114)	(390,000)

Net change in contract owners’ equity	394,627	(210,767)	(1,313,344)	(2,300,521)	1,162,902	36,723	25,383	122,091
Contract owners’ equity beginning of period	5,160,304	5,371,071	8,413,281	10,713,802	10,795,949	10,759,226	2,961,269	2,839,178

Contract owners’ equity end of period	$5,554,931	5,160,304	7,099,937	8,413,281	11,958,851	10,795,949	2,986,652	2,961,269

CHANGES IN UNITS:
Beginning units	201,120	237,499	628,627	790,079	342,347	401,112	156,049	178,917
Units purchased	3,472	2,532	201,976	149,882	2,874	4,697	2,266	2,265
Units redeemed	(37,621)	(38,911)	(293,131)	(311,334)	(45,583)	(63,462)	(36,653)	(25,133)

Ending units	166,971	201,120	537,472	628,627	299,638	342,347	121,662	156,049

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT -C NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Growth Portfolio- Class 1 (OGGO)

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (OGBDP)

  JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)

  Intrepid Growth Portfolio- Class 1 (OGLG)

  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)

  JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Money Market Fund - Class I (SAM)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  VIP Overseas Portfolio - Initial Class (FOP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and a administration charge of 0.05% for a total variable account charge of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $514,750 and $148,521, respectively, and total transfers from the Account to the fixed account were $4,141,308 and $4,948,004, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $9,890 and $30,499 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$180,202,874	$0	$0	$180,202,874

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio- Class 1 (OGGO)	$1,776,763	$6,172,807
Mid Cap Value Portfolio: Class 1 (JPMMV1)	193,588	459,508
JPMorgan Insurance Trust Core Bond Portfolio Class 1 (OGBDP)	3,137,177	6,438,783
JPMorgan Insurance Trust Equity Index Portfolio - Class 1 (OGEI)	1,306,011	3,668,028
Intrepid Growth Portfolio- Class 1 (OGLG)	263,949	3,761,134
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 (OGDMP)	194,438	2,776,503
JPMorgan Insurance Trust US Equity Portfolio - Class 1 (OGDEP)	302,878	3,811,317
NVIT Nationwide Fund - Class I (TRF)	146,210	1,160,346
NVIT Money Market Fund - Class I (SAM)	1,552,769	2,866,131
Equity-Income Portfolio - Initial Class (FEIP)	1,097,845	1,763,250
VIP Overseas Portfolio - Initial Class (FOP)	86,066	827,581

Total	$10,057,694	$33,705,387

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio- Class 1 (OGGO)
2013	1.30%	490,178	$60.395135	$29,604,366	0.06%	41.44%
2012	1.30%	600,805	42.699926	25,654,329	0.00%	14.60%
2011	1.30%	702,991	37.261121	26,194,270	0.00%	-7.37%
2010	1.30%	880,808	40.225052	35,430,547	0.00%	24.00%
2009	1.30%	1,218,063	32.439433	39,513,274	0.00%	41.18%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	1.30%	86,097	24.954215	2,148,484	1.08%	30.58%
2012	1.30%	98,410	19.110002	1,880,615	1.06%	18.81%
2011	1.30%	115,810	16.084725	1,862,772	1.40%	0.84%
2010	1.30%	153,536	15.951445	2,449,121	1.44%	21.85%
2009	1.30%	265,766	13.091003	3,479,143	0.00%	30.91%	15-05-2009
JPMorgan Insurance Trust Core Bond Portfolio- Class 1 (OGBDP)
2013	1.30%	2,297,496	18.627426	42,796,436	4.63%	-2.75%
2012	1.30%	2,552,705	19.154286	48,895,242	4.58%	3.96%
2011	1.30%	3,003,757	18.424826	55,343,700	5.69%	6.06%
2010	1.30%	3,742,315	17.371488	65,009,580	4.05%	7.82%
2009	1.30%	4940,336	16.112149	79,599,429	4.80%	8.22%
JPMorgan Insurance Trust Equity Index Portfolio- Class 1 (OGEI)
2013	1.30%	1,308,732	16.890488	22,105,122	1.96%	30.10%
2012	1.30%	1,530,597	12.982677	19,871,247	1.90%	14.07%
2011	1.30%	1,845,369	11.381201	21,002,526	1.81%	0.39%
2010	1.30%	2,342,956	11.337231	26,562,633	2.33%	12.92%
2009	1.30%	3,243,540	10.039975	32,565,071	2.60%	24.79%
Intrepid Growth Portfolio- Class 1 (OGLG)
2013	1.30%	724,004	30.436080	22,035,844	1.08%	32.72%
2012	1.30%	855,586	22.931777	19,620,108	0.72%	14.79%
2011	1.30%	1,024,318	19.977430	20,463,261	1.04%	0.53%
2010	1.30%	1,276,457	19.871739	25,365,421	1.03%	14.59%
2009	1.30%	1,758,741	17.341196	30,498,672	0.80%	32.57%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio- Class 1 (OGDMP)
2013	1.30%	476,115	27.957367	13,310,921	1.10%	38.76%
2012	1.30%	581,826	20.147682	11,722,445	0.82%	14.62%
2011	1.30%	685,122	17.578377	12,043,333	0.88%	-2.80%
2010	1.30%	894,657	18.085113	16,179,973	1.47%	17.97%
2009	1.30%	1,391,178	15.330188	21,327,004	1.59%	33.90%
JPMorgan Insurance Trust US Equity Portfolio- Class 1 (OGDEP)
2013	1.30%	1,287,846	15.801927	20,350,433	1.30%	34.45%
2012	1.30%	1,546,389	11.753337	18,175,231	1.52%	16.11%
2011	1.30%	1,870,026	10.122288	18,928,942	1.24%	-3.14%
2010	1.30%	2,359,765	10.450499	24,660,722	0.98%	12.10%
2009	1.30%	3,613,930	9.322403	33,690,512	2.82%	31.94%
NVIT Nationwide Fund - Class I (TRF)
2013	1.30%	166,971	32.491634	5,425,128	1.26%	29.40%
2012	1.30%	201,120	25.109824	5,050,088	1.38%	12.73%
2011	1.30%	237,499	22.275036	5,290,298	1.12%	-0.78%
2010	1.30%	287,465	22.449115	6,453,335	0.99%	11.98%
2009	1.30%	357,289	20.048181	7,162,995	1.31%	24.46%
NVIT Money Market Fund - Class I (SAM)
2013	1.30%	537,472	13.207229	7,098,529	0.00%	-1.30%
2012	1.30%	628,627	13.381179	8,411,770	0.00%	-1.30%
2011	1.30%	790,079	13.557912	10,711,821	0.00%	-1.30%
2010	1.30%	1,011,728	13.735981	13,897,076	0.00%	-1.30%
2009	1.30%	304,817	13.916881	4,242,102	0.04%	-1.26%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2013	1.30%	299,638	$38.908594	$11,658,494	2.44%	26.48%
2012	1.30%	342,347	30.762019	10,531,285	3.01%	15.78%
2011	1.30%	401,112	26.569521	10,657,354	2.32%	-0.34%
2010	1.30%	486,258	26.659775	12,963,529	1.74%	13.65%
2009	1.30%	588,109	23.457056	13,795,282	2.21%	28.52%
VIP Overseas Portfolio - Initial Class (FOP)
2013	1.30%	121,662	23.756893	2,890,311	1.22%	28.74%
2012	1.30%	156,049	18.453086	2,879,586	1.93%	19.17%
2011	1.30%	178,917	15.484942	2,770,504	1.32%	-18.24%
2010	1.30%	204,936	18.939472	3,881,380	1.37%	11.65%
2009	1.30%	226,631	16.963952	3,844,558	2.05%	24.88%
JPMorgan Insurance Trust Balanced Portfolio 1 (obsolete) (OGAA)
2009	1.30%	1,490,471	21.060941	31,390,743	3.92%	22.84%

2013	Reserves for annuity contracts in payout phase:				784,876
2013	Contract owners equity:				$180,208,944
2012	Reserves for annuity contracts in payout phase:				620,994
2012	Contract owners equity:				$173,312,940
2011	Reserves for annuity contracts in payout phase:				361,695
2011	Contract owners equity:				$185,630,476
2010	Reserves for annuity contracts in payout phase:				421,435
2010	Contract owners equity:				$233,274,752
2009	Reserves for annuity contracts in payout phase:				380,173
2009	Contract owners equity:				$301,488,958

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.